FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /  (a)
             or fiscal year ending:  12/31/10 (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing?  (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.    Registrant Name: Jefferson National Life Annuity Account J

      B.    File Number: 811-21498

      C.    Telephone Number: 502-587-7626

2.    A.    Street: 9920 Corporate Campus Drive, Suite 1000

      B.    City: Louisville    C. State: KY    D. Zip Code: 40223    Zip Ext:

      E.    Foreign Country:             Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N) Y

4.    Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N) Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A.    Is Registrant a series or multiple portfolio company? (Y/N) N
            [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period? _____


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For period ending 12/31/10

File number 811-21498

UNIT INVESTMENT TRUSTS

111.  A.    [ ]    Depositor Name: _____________________________________________

      B.    [ ]    File Number (If any): _______________________________________

      C.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

111.  A.    [ ]    Depositor Name: _____________________________________________

      B.    [ ]    File Number (If any):

      C.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

112.  A.    [ ]    Sponsor Name: _______________________________________________

      B.    [ ]    File Number (If any):

      C.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

112.  A.    [ ]    Sponsor Name: _______________________________________________

      B.    [ ]    File Number (If any):

      C.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______


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File number 811-21498

113.  A.    [ ]    Trustee Name: _______________________________________________

      B.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

113.  A.    [ ]    Trustee Name: _______________________________________________

      B.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

114.  A.    [/]    Principal Underwriter Name:  Jefferson National Securities
                                                Corporation

      B.    [/]    File Number 8-_________

      C.    [/]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

114.  A.    [ ]    Principal Underwriter Name: _________________________________

      B.    [ ]    File Number 8-______

      C.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

115.  A.    [/]    Independent Public Accountant Name:  BDO USA, LLP

      B.    [/]    City: New York  State:  NY   Zip Code: 10017   Zip Ext.: ____

115.  A.    [ ]    Independent Public Accountant Name: _________________________

      B.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______


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For period ending 12/31/10

File number 811-21498

116.  Family of investment companies information:

      A.    [ ]    Is Registrant part of a family of investment
                   companies? (Y/N)                                          Y
                                                                           -----
                                                                            Y/N

      B.    [ ]    Identify the family in 10 letters: JNLSEPACCT
                   (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.    [ ]    Is Registrant a separate account of an insurance
                   company? (Y/N)  _______                                   Y
                                                                           -----
                                                                            Y/N

                   If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.    [ ]    Variable annuity contracts?  (Y/N)  _______               Y
                                                                           -----
                                                                            Y/N

      C.    [ ]    Scheduled premium variable life contracts? (Y/N) _____    N
                                                                           -----
                                                                            Y/N

      D.    [ ]    Flexible premium variable life contracts? (Y/N) _____     N
                                                                           -----
                                                                            Y/N

      E.    [ ]    Other types of insurance products registered under the
                  Securities Act of 1933? (Y/N) _____                        N
                                                                           -----
                                                                            Y/N

118.  [ ]   State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ________________________________________________________ _____

119.  [ ]   State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period ______________________________________________________ _____

120.  [ ]   State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) ____________________________________________________ $_____

121.  [ ]   State the number of series for which a current prospectus was in existence at the end of the period _______________________  _____

122.  [ ]   State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period ______________________________________________ _____


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For period ending 12/31/10

File number 811-21498

123.  [ ]   State the total value of the additional units considered in answering item 122 ($000's omitted) _________________________ $_____

124.  [ ]   State the total value of units of prior series that were
            placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
            ($000's omitted) ____________________________________________ $_____

125.  [ ]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) _________________________________ $_____

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) ________________________ $_____

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                      Number of   Total Assets     Total Income
                                                                                       Series        ($000's       Distributions
                                                                                      Investing     omitted)     ($000's omitted)
                                                                                      ---------     --------     ----------------
A.    U.S. Treasury direct issue                                                       ________    $ ________       $ ________

B.    U.S. Government agency                                                           ________    $ ________       $ ________

C.    State and municipal tax-free                                                     ________    $ ________       $ ________

D.    Public utility debt                                                              ________    $ ________       $ ________

E.    Brokers or dealers debt or debt of brokers' or dealers' parent                   ________    $ ________       $ ________

F.    All other corporate intermed. & long-term debt                                   ________    $ ________       $ ________

G.    All other corporate short-term debt                                              ________    $ ________       $ ________

H.    Equity securities of brokers or dealers or parents of brokers or dealers         ________    $ ________       $ ________

I.    Investment company equity securities                                             ________    $ ________       $ ________

J.    All other equity securities                                                      ________    $ ________       $ ________

K.    Other securities                                                                 ________    $ ________       $ ________

L.    Total assets of all series of registrant                                         ________    $ ________       $ ________


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For period ending    12/31/10

File number 811- 21498

128.  [ ]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
            other than the issuer? (Y/N) _______                             N
                                                                           -----
            [If answer is "N" (No), go to item 131.]                        Y/N

129.  [ ]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
            end of the current period? (Y/N) _______                         N
                                                                           -----
            [If answer is "N" (No), go to item 131.]                        Y/N

130.  [ ]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
            derived from insurance or guarantees? (Y/N) _______              N
                                                                           -----
                                                                            Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) ___________________ $_____

132.  [ ]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______

      811 - ______   811 - ______   811 - ______  811 - ______   811 - ______


This report is signed on behalf of the registrant (or depositor or trustee).

City of: Louisville    State of: Kentucky      Date: _________________

(Name of Registrant, Depositor, or Trustee): Jefferson National Life
                                             Insurance Company

By: /s/ Laurence Greenberg                Witness: /s/Craig A. Hawley
    -----------------------------------   --------------------------------------
    (Name and Title) Laurence Greenberg   (Name and Title) Craig A. Hawley
                     CEO & President                       General Counsel &
                                                           Secretary


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